Components of Current and Deferred Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Current income tax			$ 4,467	$ 2,089	$ 233
Deferred income tax	(245)	95	45	(769)	(458)
Income tax expense (benefit)	$ 1,706	$ 83	$ 4,512	$ 1,320	$ (225)